                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8284
                 ----------------------------------------------

                               Saffron Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
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               (Address of principal executive offices) (Zip code)

                                Rose Ann Bubloski
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                  Copy to:
                              Robert Williams, Esq.
                       Cleary, Gottlieb, Steen & Hamilton
                               Bank of China Tower
                                  1 Garden Road
                                    Hong Kong

        Registrant's telephone number, including area code: 212-882-5000

Date of fiscal year end:  November 30, 2004

Date of reporting period:  August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS
--------------------------------

    SAFFRON FUND, INC.
    -----------------------------------------------------------------------------------------------------------------------------

    PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (IN LIQUIDATION) (UNAUDITED)
    -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                         % of
                                                                                                             Value        Net
    Description                                                                       Shares                  US $       Assets
    -----------------------------------------------------------------------------------------------------------------------------
    INDIAN EQUITY INVESTMENT (0.0%)
    -----------------------------------------------------------------------------------------------------------------------------

    AUTOMOBILES & ANCILLARIES (0.0%)#
      Dilip Chhabria Design Private Ltd.*(a)
     (cost $2,094,806)                                                                      60,000           1,295        0.0
    -----------------------------------------------------------------------------------------------------------------------------

    TOTAL INVESTMENTS (0.0%)
      (COST $2,094,806)                                                                                      1,295        0.0
    -----------------------------------------------------------------------------------------------------------------------------
    OTHER ASSETS IN EXCESS OF LIABILITIES (100.0%)                                                      56,222,529      100.0

    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSETS (100.0%)                                                                                 56,223,824      100.0
    =============================================================================================================================

    * Non-income producing security.

    # Actual number is less than .05%.

    (a) Illiquid security, fair valued in good faith by or under the direction of the Board of Directors.

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent semi-annual or annual financial statements.

FEDERAL TAX STATUS

For federal income tax purposes, the cost of securities owned at August 31, 2004 was substantially the same as the cost of securities for financial statement reporting purposes. At August 31, 2004, the components of net unrealized depreciation of investments were as follows:

    Gross appreciation                                               $0
    Gross depreciation                                       (2,093,511)
                                                        ---------------
    Net unrealized depreciation of investments              ($2,093,511)
                                                        ===============

    PLAN OF LIQUIDATION AND DISSOLUTION

On August 30, 2004, the Fund filed its Articles of Dissolution with the Maryland
State Department of Assessments and Taxation to dissolve the Fund, at which time all of the Fund's outstanding shares were to be cancelled. The Fund also filed with the Securities and Exchange Commission to deregister its common shares under the Securities Exchange Act of 1934 and to deregister the Fund itself under the Investment Company Act of 1940.

ITEM 2.  CONTROLS AND PROCEDURES.
         ------------------------

     (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940, as amended ("Investment Company Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the
          Investment Company Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.
------------------

     (a)  Certifications of the principal executive officer and the principal financial officer of the registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Saffron Fund, Inc.

By:      /s/ Julian M.I. Reid
         --------------------
             Julian M.I. Reid
             Former President

Date:    October 27, 2004
         ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Julian M.I. Reid
         --------------------
         Julian M.I. Reid
         Former President

Date:    October 27, 2004
         ----------------

By:      /s/ Rose Ann Bubloski
         ---------------------
         Rose Ann Bubloski
         Former Treasurer

Date:    October 27, 2004
         ----------------